INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Taxes Details 3
Combined Statutory Rates	31.30%	31.30%	31.30%
Non-deductible expenses	(9.00%)	(9.00%)	(9.00%)
Change in valuation allowance	(22.30%)	(22.30%)	(22.30%)
Effective tax rate	0.00%	0.00%	0.00%